Reconciliation of Federal Statutory Income Tax Expense to Actual Income Tax Expense (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Effective Tax Rates Line Items
Expected federal income tax provision (benefit)			35.00%	35.00%	35.00%
State tax, net of federal benefit			3.00%	5.00%	5.00%
Permanent differences			1.00%	2.00%	2.00%
Other			(1.00%)	(2.00%)	(4.00%)
Effective income tax rate	40.80%	40.00%	38.00%	40.00%	38.00%